LVIP AllianceBernstein Large Cap Growth Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.05%
Automobiles–0.80%
Ferrari NV	28,391	$13,346,893
		13,346,893
Beverages–2.94%
†Celsius Holdings, Inc.	198,780	6,233,741
†Monster Beverage Corp.	826,343	43,110,314
		49,344,055
Biotechnology–3.19%
†Genmab AS ADR	262,449	6,398,507
†Vertex Pharmaceuticals, Inc.	101,468	47,190,737
		53,589,244
Broadline Retail–7.90%
†Amazon.com, Inc.	711,072	132,494,046
		132,494,046
Building Products–0.47%
†Trex Co., Inc.	118,808	7,910,237
		7,910,237
Capital Markets–0.14%
Cboe Global Markets, Inc.	11,530	2,362,151
		2,362,151
Chemicals–1.25%
Sherwin-Williams Co.	54,871	20,942,615
		20,942,615
Commercial Services & Supplies–2.06%
†Copart, Inc.	659,447	34,555,023
		34,555,023
Communications Equipment–3.47%
†Arista Networks, Inc.	102,963	39,519,259
Motorola Solutions, Inc.	41,719	18,758,114
		58,277,373
Consumer Staples Distribution & Retail–3.07%
Costco Wholesale Corp.	58,082	51,490,855
		51,490,855
Diversified Telecommunication Services–0.00%
†=πMagic Leap, Inc. Class A	4,690	0
		0
Electrical Equipment–0.34%
AMETEK, Inc.	32,708	5,616,291
		5,616,291
Electronic Equipment, Instruments & Components–0.43%
Amphenol Corp. Class A	110,834	7,221,943
		7,221,943
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment–2.98%
†Netflix, Inc.	70,542	$50,033,324
		50,033,324
Financial Services–4.11%
Visa, Inc. Class A	250,474	68,867,826
		68,867,826
Ground Transportation–0.41%
†Saia, Inc.	15,910	6,956,807
		6,956,807
Health Care Equipment & Supplies–3.27%
†Edwards Lifesciences Corp.	60,229	3,974,512
†IDEXX Laboratories, Inc.	39,867	20,141,606
†Intuitive Surgical, Inc.	62,583	30,745,150
		54,861,268
Health Care Providers & Services–1.74%
UnitedHealth Group, Inc.	49,909	29,180,794
		29,180,794
Health Care Technology–1.11%
†Veeva Systems, Inc. Class A	88,769	18,629,950
		18,629,950
Hotels, Restaurants & Leisure–1.35%
†Chipotle Mexican Grill, Inc.	393,790	22,690,180
		22,690,180
Interactive Media & Services–11.70%
Alphabet, Inc. Class C	503,216	84,132,683
Meta Platforms, Inc. Class A	195,980	112,186,791
		196,319,474
Life Sciences Tools & Services–2.02%
†Mettler-Toledo International, Inc.	7,349	11,021,295
†Waters Corp.	28,854	10,384,266
West Pharmaceutical Services, Inc.	41,430	12,435,629
		33,841,190
Machinery–1.50%
Otis Worldwide Corp.	241,689	25,121,155
		25,121,155
Metals & Mining–0.02%
†=πCelonis SE	2,137	383,292
		383,292
Pharmaceuticals–4.85%
Eli Lilly & Co.	56,643	50,182,299
Zoetis, Inc.	159,862	31,233,838
		81,416,137
LVIP AllianceBernstein Large Cap Growth Fund–1

LVIP AllianceBernstein Large Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services–1.15%
Verisk Analytics, Inc.	71,922	$19,272,219
		19,272,219
Semiconductors & Semiconductor Equipment–17.05%
Applied Materials, Inc.	99,061	20,015,275
ASML Holding NV	15,603	13,001,200
Broadcom, Inc.	156,362	26,972,445
NVIDIA Corp.	1,219,040	148,040,217
QUALCOMM, Inc.	190,142	32,333,647
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	70,446	12,234,357
Texas Instruments, Inc.	162,107	33,486,443
		286,083,584
Software–12.45%
†Adobe, Inc.	3,132	1,621,687
†AppLovin Corp. Class A	9,060	1,182,783
†Cadence Design Systems, Inc.	47,557	12,889,374
†=πCanva, Inc.	875	972,037
†=πEpic Games, Inc.	6,539	3,923,400
†Manhattan Associates, Inc.	50,782	14,289,039
Microsoft Corp.	343,358	147,746,947
†ServiceNow, Inc.	17,036	15,236,828
†=πStripe, Inc. Class B	40,238	1,046,188
†Synopsys, Inc.	19,604	9,927,270
		208,835,553
Specialty Retail–3.94%
Home Depot, Inc.	109,042	44,183,818
Tractor Supply Co.	75,503	21,966,088
		66,149,906
Textiles, Apparel & Luxury Goods–1.60%
†Lululemon Athletica, Inc.	61,839	16,780,013
†On Holding AG Class A	199,350	9,997,402
		26,777,415
Trading Companies & Distributors–0.74%
United Rentals, Inc.	15,334	12,416,400
		12,416,400
Total Common Stock (Cost $946,444,724)		1,644,987,200
	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCKS–0.92%
†=πCanva, Inc. Series A	52	$57,767
†=πCanva, Inc. Series A-3	18	19,996
†=πCanva, Inc. Series A-4	3	3,333
†=πCelonis SE Series D	6,459	1,158,486
†=πDatabricks, Inc. Series I	50,702	4,429,834
†=πFormagrid, Inc. Series F	10,238	492,038
†=πGM Cruise Holdings LLC Class F	126,000	735,840
†=πGM Cruise Holdings LLC Class G	70,430	411,311
†=πNuro, Inc. Series C	189,324	774,335
†=πNuro, Inc. Series D	41,493	169,706
†=πRappi, Inc. Series E	36,866	837,596
†=πRedwood Materials, Inc. Series C	40,061	2,063,943
†=πRedwood Materials, Inc. Series D	41,085	2,116,699
†=πSila Nanotechnologies, Inc. Series F	35,141	687,140
†=πWaymo LLC Series A-2	17,257	1,384,011
Total Convertible Preferred Stocks (Cost $24,627,292)		15,342,035

MONEY MARKET FUND–1.46%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.94%)	24,499,028	24,499,028
Total Money Market Fund (Cost $24,499,028)		24,499,028

TOTAL INVESTMENTS–100.43% (Cost $995,571,044)	1,684,828,263
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.43%)	(7,165,440)
NET ASSETS APPLICABLE TO 27,615,647 SHARES OUTSTANDING–100.00%	$1,677,662,823

†Non-income producing.
=The value of this security was determined using significant unobservable inputs.
LVIP AllianceBernstein Large Cap Growth Fund–2

LVIP AllianceBernstein Large Cap Growth Fund
Schedule of Investments (continued)
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At September 30, 2024, the aggregate value of restricted securities was $21,666,952, which represented 1.29% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances)
with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Canva, Inc.	12/17/2021	$1,491,142	$972,037
Canva, Inc. Series A	12/17/2021	88,616	57,767
Canva, Inc. Series A-3	12/17/2021	30,675	19,996
Canva, Inc. Series A-4	12/17/2021	5,113	3,333
Celonis SE	6/17/2021	790,241	383,292
Celonis SE Series D	6/17/2021	2,388,489	1,158,486
Databricks, Inc. Series I	9/14/2023	3,726,597	4,429,834
Epic Games, Inc.	6/18/2020	4,238,405	3,923,400
Formagrid, Inc. Series F	12/8/2021	1,917,419	492,038
GM Cruise Holdings LLC Class F	5/8/2019	2,299,500	735,840
GM Cruise Holdings LLC Class G	1/21/2021	1,855,831	411,311
Magic Leap, Inc. Class A	9/20/2021	2,280,091	0
Nuro, Inc. Series C	10/30/2020	2,471,549	774,335
Nuro, Inc. Series D	10/29/2021	864,951	169,706
Rappi, Inc. Series E	9/8/2020	2,202,598	837,596
Redwood Materials, Inc. Series C	5/28/2021	1,899,030	2,063,943
Redwood Materials, Inc. Series D	3/6/2023	1,944,746	2,116,699
Sila Nanotechnologies, Inc. Series F	1/7/2021	1,450,368	687,140
Stripe, Inc. Class B	12/17/2019	631,334	1,046,188
Waymo LLC Series A-2	5/8/2020	1,481,810	1,384,011
Total		$34,058,505	$21,666,952

Summary of Abbreviations:
ADR–American Depositary Receipt
LVIP AllianceBernstein Large Cap Growth Fund–3